Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Summary of Income Tax Expense

	2024	2023	2022
	€	€	€
Current income tax expense	(1,033,115)	(473,623)	(757,413)
Deferred tax (charge) benefit	(791,909)	(575,182)	78,326
Income tax benefit / (expense)	(1,825,024)	(1,048,805)	(679,087)

Summary of Reconciliation of Income Tax Benefit / (Expense) And The Accounting Loss

Reconciliation of income tax benefit / (expense) at statutory tax rate and the income tax benefit / (expense) as reported in the consolidated statement of profit or loss and other comprehensive income is as follows:

	2024	2023	2022
	€	€	€
Loss before income tax	(132,396,503)	(99,826,263)	(75,653,470)
Income tax at statutory income tax rate in the Netherlands (2024, 2023 and 2022: 25.8%)	34,158,298	25,755,176	19,518,595
Effect of tax rates in other countries	(17,611,881)	(14,334,369)	(10,823,383)
Recognition (derecognition) of previously unrecognized (recognized) deferred tax assets	762,594	(58,506)	(554,853)
Current period losses for which no deferred tax asset has been recognized	(17,950,456)	(14,771,877)	(9,184,919)
Nondeductible expenses	(1,085,015)	(458,482)	383,153
Prior period adjustments	(98,564)	2,819,253	(17,680)
Income tax benefit / (expense)	(1,825,024)	(1,048,805)	(679,087)

Summary of Tax Loss Carry-forwards Incurred In Current And Prior Years

Tax loss carry-forwards incurred in current and prior years will expire as follows:

	Switzerland	Netherlands	Tax losses
Year	€ million	€ million	€ million
2028	102,287,656	—	102,287,656
2029	86,332,435	—	86,332,435
2030	234,646,383	—	234,646,383
Unlimited	—	26,531,641	26,531,641
Total carry-forward losses	423,266,474	26,531,641	449,798,115

Summary of Movements in Deferred Tax Balances

	R&D	Fixed	Non-current provisions
	expenses	assets	and liabilities	Total
Deferred tax assets	€	€	€	€
At January 1, 2024	1,754,773	—	400,200	2,154,973
(Charged)/credited
- Profit or (loss)	146,740	—	193,381	340,121
- Currency translation differences	—	—	33,257	33,257
At December 31, 2024	1,901,513	—	626,838	2,528,351
Deferred tax liability
At January 1, 2024	—	(12,671)	(1,754,773)	(1,767,444)
(Charged)/credited
- Profit or (loss)	—	(133,628)	(146,740)	(280,368)
- Currency translation differences	—	(6,192)	—	(6,192)
At December 31, 2024	—	(152,491)	(1,901,513)	(2,054,004)
Net deferred tax assets at December 31, 2024				474,347

	R&D	Fixed	Non-current provisions
	expenses	assets	and liabilities	Total
Deferred tax assets	€	€	€	€
At January 1, 2023	1,792,382	—	301,852	2,094,234
(Charged)/credited
- Profit or (loss)	(37,609)	—	111,064	73,455
- Currency translation differences	—	—	(12,716)	(12,716)
At December 31, 2023	1,754,773	—	400,200	2,154,973
Deferred tax liability
At January 1, 2023	—	(42,048)	(1,792,383)	(1,834,431)
(Charged)/credited
- Profit or (loss)	—	28,489	37,610	66,099
- Currency translation differences	—	888	—	888
At December 31, 2023	—	(12,671)	(1,754,773)	(1,767,444)
Net deferred tax assets at December 31, 2023				387,529